Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Other Comprehensive Income (loss) [Abstract]
Profit/(loss) for the year	$ (35,455)	$ 54,908	$ 40,070
Items that may be reclassified subsequently to profit and loss:
Exchange differences on translation of foreign operations	1,447	(3,551)	3,126
Net surplus on revaluation of building		5,565
Derecognition of warrants	256
Change in fair value of convertible loans	613
Change in fair value of promissory notes	456
Other comprehensive (loss)/income for the year, net of tax	2,772	2,014	3,126
Total comprehensive income for the year	(32,683)	56,922	43,196
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	(32,482)	57,420	43,768
Non-controlling interests	(201)	(498)	(572)
Total comprehensive income/(loss) for the year	$ (32,683)	$ 56,922	$ 43,196